Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (6.1%)
*	Cleveland-Cliffs Inc.	377,967	7,605
*	Alcoa Corp.	157,673	6,255
	U.S. Steel Corp.	219,606	5,694
	Avient Corp.	76,914	3,998
	Hecla Mining Co.	439,325	3,954
	Commercial Metals Co.	100,099	3,150
*	Arconic Corp.	83,775	3,030
*	Domtar Corp.	46,252	2,508
	Minerals Technologies Inc.	28,676	2,495
*	Livent Corp.	123,488	2,409
	Stepan Co.	16,682	2,246
	Mueller Industries Inc.	47,072	2,186
*	Coeur Mining Inc.	203,839	2,120
	Worthington Industries Inc.	29,371	1,949
	Carpenter Technology Corp.	39,961	1,915
	Sensient Technologies Corp.	21,090	1,830
	Boise Cascade Co.	27,277	1,800
	Kaiser Aluminum Corp.	13,228	1,712
	Trinseo SA	22,121	1,437
	Tronox Holdings plc Class A	59,595	1,399
	Schnitzer Steel Industries Inc. Class A	21,992	1,198
*	Amyris Inc.	81,382	1,158
	Schweitzer-Mauduit International Inc.	26,142	1,069
	Materion Corp.	11,872	936
*	Kraton Corp.	26,262	892
	Neenah Inc.	14,125	748
*	AdvanSix Inc.	23,043	730
*	Energy Fuels Inc.	112,153	728
*	U.S. Silica Holdings Inc.	62,064	637
	UFP Industries Inc.	7,910	629
*	Century Aluminum Co.	42,501	578
*	TimkenSteel Corp.	37,834	573
	Glatfelter Corp.	36,904	545
*	Orion Engineered Carbons SA	22,471	455
	Verso Corp. Class A	26,358	448
	PQ Group Holdings Inc.	27,110	443
*	Rayonier Advanced Materials Inc.	52,138	402
	Innospec Inc.	3,931	397
*	Clearwater Paper Corp.	13,553	387
	Haynes International Inc.	10,509	366
	American Vanguard Corp.	19,704	362
	Tredegar Corp.	21,628	330

		Shares	Market Value ($000)
*	Uranium Energy Corp.	105,478	330
*	Unifi Inc.	11,684	322
	Balchem Corp.	2,224	291
	Olympic Steel Inc.	7,683	275
*	NN Inc.	35,982	270
*	Northwest Pipe Co.	8,255	261
	Hawkins Inc.	7,619	259
*	Gatos Silver Inc.	14,337	244
*	Koppers Holdings Inc.	6,971	242
*	Intrepid Potash Inc.	8,099	232
	FutureFuel Corp.	22,293	229
*	Ryerson Holding Corp.	13,497	223
*	GCP Applied Technologies Inc.	8,881	216
	Gold Resource Corp.	57,095	159
	Eastern Co.	4,673	149
*	Novagold Resources Inc.	14,150	145
	Caledonia Mining Corp. plc	6,916	102
*	AgroFresh Solutions Inc.	27,192	60
*	Zymergen Inc.	272	9
*	Marrone Bio Innovations Inc.	4,856	7
			77,728
Consumer Discretionary (18.9%)
*	GameStop Corp. Class A	48,147	10,689
*,1	AMC Entertainment Holdings Inc. Class A	319,068	8,334
*	Caesars Entertainment Inc.	62,596	6,726
*	Penn National Gaming Inc.	65,311	5,353
*	Marriott Vacations Worldwide Corp.	29,644	5,107
*	Macy's Inc.	262,895	4,806
	American Eagle Outfitters Inc.	126,944	4,498
*	Boyd Gaming Corp.	68,408	4,405
	Lithia Motors Inc. Class A	12,514	4,405
*	Adient plc	79,495	3,979
*	Goodyear Tire & Rubber Co.	194,621	3,859
	TEGNA Inc.	184,714	3,582
	Dana Inc.	121,826	3,305
*	Meritage Homes Corp.	29,653	3,193
	KB Home	64,083	3,000
*	Spirit Airlines Inc.	82,624	2,950
	Callaway Golf Co.	78,633	2,903
*	Bed Bath & Beyond Inc.	102,267	2,862
*	Taylor Morrison Home Corp. Class A	95,944	2,842
	Kontoor Brands Inc.	43,374	2,777
	MDC Holdings Inc.	47,557	2,756
*	Signet Jewelers Ltd.	43,913	2,660
	PROG Holdings Inc.	49,498	2,609
*	Tri Pointe Homes Inc.	106,277	2,563
	Cooper Tire & Rubber Co.	42,428	2,519
	Wolverine World Wide Inc.	67,956	2,478
	Herman Miller Inc.	49,654	2,373
	Group 1 Automotive Inc.	14,662	2,338
*	Urban Outfitters Inc.	58,082	2,274
*	Abercrombie & Fitch Co. Class A	52,453	2,240
*	Allegiant Travel Co.	9,699	2,148
*	Vista Outdoor Inc.	49,107	2,141
*	Cheesecake Factory Inc.	35,665	2,098
*	Sally Beauty Holdings Inc.	94,979	2,071
*	Cinemark Holdings Inc.	89,993	2,039
*	SkyWest Inc.	41,512	2,035

		Shares	Market Value ($000)
*	International Game Technology plc	83,666	2,030
*	Century Communities Inc.	24,607	2,002
*	Asbury Automotive Group Inc.	9,861	1,955
*	ODP Corp.	44,703	1,955
*	KAR Auction Services Inc.	108,749	1,951
	Jack in the Box Inc.	17,144	1,948
	Cracker Barrel Old Country Store Inc.	11,445	1,805
	Big Lots Inc.	28,792	1,755
*	At Home Group Inc.	45,663	1,714
*	M/I Homes Inc.	23,477	1,656
	HNI Corp.	35,910	1,638
	Rush Enterprises Inc. Class A	33,990	1,625
*	Selectquote Inc.	79,736	1,620
	Steven Madden Ltd.	38,921	1,611
	PriceSmart Inc.	17,959	1,586
*	Sleep Number Corp.	14,041	1,565
	La-Z-Boy Inc.	37,526	1,547
*	Adtalem Global Education Inc.	42,402	1,543
*	Knowles Corp.	74,537	1,531
*	Laureate Education Inc. Class A	90,492	1,322
	Oxford Industries Inc.	13,804	1,322
*	SeaWorld Entertainment Inc.	24,023	1,308
	Sinclair Broadcast Group Inc. Class A	37,186	1,253
*	G-III Apparel Group Ltd.	37,038	1,224
*	iHeartMedia Inc. Class A	51,441	1,194
*	WW International Inc.	30,189	1,186
	Gray Television Inc.	50,913	1,184
*	Hibbett Sports Inc.	13,883	1,177
	Acushnet Holdings Corp.	22,101	1,176
*	Dine Brands Global Inc.	12,256	1,164
*	Central Garden & Pet Co. Class A	22,770	1,149
	Knoll Inc.	42,156	1,096
*	American Axle & Manufacturing Holdings Inc.	94,652	1,060
*	Tupperware Brands Corp.	41,292	1,059
*	Academy Sports & Outdoors Inc.	28,872	1,055
	Steelcase Inc. Class A	72,665	1,051
*	Hawaiian Holdings Inc.	40,347	1,041
	Buckle Inc.	24,395	1,027
*	BJ's Restaurants Inc.	18,557	1,026
	Matthews International Corp. Class A	26,003	1,016
*	Dave & Buster's Entertainment Inc.	23,674	1,001
	EW Scripps Co. Class A	47,198	1,001
	Smith & Wesson Brands Inc.	46,643	992
	Guess? Inc.	33,458	983
*	Scientific Games Corp. Class A	13,553	983
	Sonic Automotive Inc. Class A	19,669	949
*	Everi Holdings Inc.	44,610	925
*	MarineMax Inc.	17,899	920
*	Stride Inc.	34,040	915
*	Designer Brands Inc. Class A	51,893	908
*	Imax Corp.	41,670	900
	Aaron's Co. Inc.	24,754	890
*	Houghton Mifflin Harcourt Co.	88,826	883
	Monro Inc.	14,110	880
*	Clean Energy Fuels Corp.	109,376	866
*	Cars.com Inc.	56,761	829
	Scholastic Corp.	24,488	825
*	Brinker International Inc.	12,849	790

		Shares	Market Value ($000)
	Dillard's Inc. Class A	5,955	785
*	Zumiez Inc.	17,618	772
*	AMC Networks Inc. Class A	14,268	766
	Caleres Inc.	30,425	763
*	Viad Corp.	16,983	750
*	Chuy's Holdings Inc.	16,489	683
	Standard Motor Products Inc.	15,069	678
*	Tenneco Inc. Class A	42,959	674
*	Genesco Inc.	12,182	670
*	Stoneridge Inc.	21,911	667
*	Citi Trends Inc.	7,990	666
	Interface Inc. Class A	40,500	662
	Haverty Furniture Cos. Inc.	13,776	633
*	Red Rock Resorts Inc. Class A	13,827	619
*	Green Brick Partners Inc.	25,821	603
	Franchise Group Inc.	16,303	602
*	National Vision Holdings Inc.	11,651	579
*	Gannett Co. Inc.	112,044	575
*	Beazer Homes USA Inc.	24,013	572
*	Fossil Group Inc.	39,486	557
*	Meredith Corp.	16,501	556
*	Overstock.com Inc.	6,498	555
	Ethan Allen Interiors Inc.	19,056	550
	RCI Hospitality Holdings Inc.	7,037	545
*	Funko Inc. Class A	20,517	539
	Carriage Services Inc. Class A	13,839	531
*	Liquidity Services Inc.	22,191	531
	Shoe Carnival Inc.	7,828	528
*	QuinStreet Inc.	27,463	497
*	Lumber Liquidators Holdings Inc.	20,748	473
*	Red Robin Gourmet Burgers Inc.	13,004	466
*	Chico's FAS Inc.	100,053	465
*	Nautilus Inc.	25,319	456
	Clarus Corp.	19,029	451
*	Arlo Technologies Inc.	66,664	447
*	Entercom Communications Corp. Class A	98,750	430
*	OneSpaWorld Holdings Ltd.	38,012	426
*	Cooper-Standard Holdings Inc.	14,099	420
*	Stitch Fix Inc. Class A	7,712	412
	Kimball International Inc. Class B	30,382	405
*	Marcus Corp.	18,899	399
*	MSG Networks Inc. Class A	25,518	393
*	Turtle Beach Corp.	11,854	392
	Papa John's International Inc.	4,098	385
*	Quotient Technology Inc.	32,163	378
*	Golden Entertainment Inc.	8,798	375
*	American Outdoor Brands Inc.	11,667	374
	Movado Group Inc.	13,224	367
*	Container Store Group Inc.	26,698	362
*	Central Garden & Pet Co.	6,403	352
	Winmark Corp.	1,786	350
*	Conn's Inc.	14,702	341
*	American Public Education Inc.	12,153	340
*	Boston Omaha Corp. Class A	11,011	338
	Rocky Brands Inc.	5,780	337
	Hooker Furniture Corp.	9,298	333
*	Children's Place Inc.	3,485	324
*	Motorcar Parts of America Inc.	13,861	324

		Shares	Market Value ($000)
*	Denny's Corp.	18,242	321
*	Century Casinos Inc.	22,776	319
*	Liberty Media Corp.- Liberty Braves Class C	11,121	304
*	Liberty TripAdvisor Holdings Inc. Class A	61,530	293
	Rush Enterprises Inc. Class B	6,551	284
	Rent-A-Center Inc.	4,567	282
*	Mesa Air Group Inc.	28,741	279
	Johnson Outdoors Inc. Class A	2,227	272
*	Bluegreen Vacations Holding Class A	12,798	269
*,1	Corsair Gaming Inc.	8,581	268
*	Cato Corp. Class A	17,075	264
	Del Taco Restaurants Inc.	25,595	260
*	Lands' End Inc.	10,030	257
*	VOXX International Corp. Class A	17,001	256
*	Tilly's Inc. Class A	18,690	255
	National CineMedia Inc.	52,458	254
*	El Pollo Loco Holdings Inc.	14,929	252
	Entravision Communications Corp. Class A	49,595	232
*	Express Inc.	53,519	230
	A-Mark Precious Metals Inc.	4,226	225
*	Monarch Casino & Resort Inc.	3,035	217
*	Alta Equipment Group Inc.	14,585	214
	Escalade Inc.	8,561	209
*	America's Car-Mart Inc.	1,265	208
*	Fiesta Restaurant Group Inc.	14,813	201
*	Vera Bradley Inc.	17,408	200
	Superior Group of Cos. Inc.	7,403	189
*	Regis Corp.	20,121	184
*	LiveXLive Media Inc.	36,713	181
*	Noodles & Co. Class A	13,824	178
*	PlayAGS Inc.	17,146	175
*	Carrols Restaurant Group Inc.	29,509	174
*	Eros International plc	137,052	164
*	Lakeland Industries Inc.	6,351	160
	Nathan's Famous Inc.	2,429	157
*	Boot Barn Holdings Inc.	2,040	156
	Lifetime Brands Inc.	10,386	156
*	Casper Sleep Inc.	16,739	153
*	Duluth Holdings Inc. Class B	9,351	151
*	Neogames SA	2,105	135
	Sturm Ruger & Co. Inc.	1,622	128
*	Kura Sushi USA Inc. Class A	2,960	127
	Systemax Inc.	3,668	126
*	Gaia Inc. Class A	10,600	123
*	GoPro Inc. Class A	10,938	123
*	Liberty Media Corp.- Liberty Braves Class A	4,226	118
*	Emerald Holding Inc.	19,442	110
	Weyco Group Inc.	5,249	108
*	Eastman Kodak Co.	14,060	100
*	Biglari Holdings Inc. Class A	122	100
*	Fluent Inc.	33,263	96
*	Legacy Housing Corp.	4,963	94
	Hamilton Beach Brands Holding Co. Class A	3,626	91
*	Biglari Holdings Inc. Class B	502	80
*	Saga Communications Inc. Class A	2,987	70
*	Universal Electronics Inc.	1,355	68
*	Daily Journal Corp.	208	66
*,1	Radius Global Infrastructure Inc. Class A	5,019	64

		Shares	Market Value ($000)
	NL Industries Inc.	6,636	48
*	CarParts.com Inc.	2,127	35
	CompX International Inc.	1,350	30
*	Frontier Group Holdings Inc.	831	18
*	Latham Group Inc.	440	14
*	Figs Inc. Class A	340	12
*	Universal Technical Institute Inc.	1,437	9
*	JOANN Inc.	539	8
*	Cricut Inc. Class A	195	7
*	ThredUP Inc. Class A	232	5
*	Vizio Holding Corp. Class A	195	4
*	ContextLogic Inc. Class A	355	3
*	Sun Country Airlines Holdings Inc.	86	3
*	Karat Packaging Inc.	151	3
*	ACV Auctions Inc. Class A	53	1
			240,837
Consumer Staples (3.1%)
*	Darling Ingredients Inc.	135,446	9,273
*	Performance Food Group Co.	110,299	5,529
*	Simply Good Foods Co.	71,712	2,476
	Primo Water Corp.	131,530	2,277
	Edgewell Personal Care Co.	45,880	2,082
*	United Natural Foods Inc.	47,121	1,789
	J & J Snack Foods Corp.	9,254	1,625
	Vector Group Ltd.	103,927	1,429
	Universal Corp.	20,447	1,146
*	BellRing Brands Inc. Class A	33,509	961
*	Hostess Brands Inc. Class A	58,245	913
	Fresh Del Monte Produce Inc.	26,217	877
*	Rite Aid Corp.	46,089	842
	Andersons Inc.	26,242	816
*	Chefs' Warehouse Inc.	25,412	782
	Ingles Markets Inc. Class A	12,021	745
	Cal-Maine Foods Inc.	20,656	721
	ACCO Brands Corp.	77,788	709
	SpartanNash Co.	29,904	627
	Sanderson Farms Inc.	3,805	619
	Weis Markets Inc.	8,047	409
*	Hydrofarm Holdings Group Inc.	4,700	293
*	Landec Corp.	22,311	267
*	Vital Farms Inc.	11,747	250
*	Seneca Foods Corp. Class A	5,361	248
[1]	B&G Foods Inc.	6,771	207
	MGP Ingredients Inc.	2,784	194
	Limoneira Co.	10,254	193
	WD-40 Co.	743	182
*	HF Foods Group Inc.	29,396	180
	Village Super Market Inc. Class A	7,445	180
*	Farmer Bros Co.	13,955	168
	Nature's Sunshine Products Inc.	7,685	157
	Oil-Dri Corp. of America	4,279	156
	Alico Inc.	4,202	134
	Core-Mark Holding Co. Inc.	2,707	124
*,1	NewAge Inc.	41,836	99
	Tootsie Roll Industries Inc.	2,071	65
*	Mission Produce Inc.	2,476	50
*	Laird Superfood Inc.	1,019	33
	Natural Grocers by Vitamin Cottage Inc.	2,636	32

		Shares	Market Value ($000)
*	Bridgford Foods Corp.	796	14
*	Duckhorn Portfolio Inc.	568	10
*	Honest Co. Inc.	296	5
			39,888
Energy (5.2%)
	Ovintiv Inc. (XNYS)	220,356	5,868
*	ChampionX Corp.	156,403	4,145
*	PDC Energy Inc.	83,984	3,546
	Matador Resources Co.	92,866	2,845
*	Southwestern Energy Co.	544,812	2,817
*	Antero Resources Corp.	204,329	2,638
	Arcosa Inc.	40,891	2,597
*	CNX Resources Corp.	183,605	2,501
*	Range Resources Corp.	180,266	2,444
*	Renewable Energy Group Inc.	36,301	2,217
	SM Energy Co.	96,066	1,912
*	Transocean Ltd.	492,254	1,861
	World Fuel Services Corp.	52,607	1,617
*	PBF Energy Inc. Class A	81,285	1,312
	Patterson-UTI Energy Inc.	154,178	1,290
*	Oceaneering International Inc.	83,566	1,192
	Delek US Holdings Inc.	52,587	1,172
*	Golar LNG Ltd.	86,128	1,094
*	Kosmos Energy Ltd.	339,337	1,079
*	Liberty Oilfield Services Inc. Class A	69,742	1,043
	Archrock Inc.	109,218	1,005
*	Dril-Quip Inc.	29,428	987
*	NOW Inc.	92,225	966
*	Green Plains Inc.	28,757	917
*	FuelCell Energy Inc.	89,082	875
	Warrior Met Coal Inc.	43,287	792
*	Bonanza Creek Energy Inc.	17,728	762
	Cactus Inc. Class A	21,399	750
*	Arch Resources Inc.	12,712	725
*	MRC Global Inc.	66,146	710
*	ProPetro Holding Corp.	67,489	671
	Brigham Minerals Inc. Class A	35,678	647
*	Helix Energy Solutions Group Inc.	120,146	628
*	Tellurian Inc.	141,464	617
*	NexTier Oilfield Solutions Inc.	136,236	579
*	Nabors Industries Ltd.	5,916	554
	SunCoke Energy Inc.	69,861	526
	CVR Energy Inc.	24,935	517
*	Par Pacific Holdings Inc.	33,674	469
*	Tidewater Inc.	34,008	468
*	SunPower Corp.	19,713	461
*	Frank's International NV	130,495	438
*	REX American Resources Corp.	4,514	433
*	CONSOL Energy Inc.	25,202	387
	Berry Corp.	57,045	363
*	DMC Global Inc.	6,602	350
*	Peabody Energy Corp.	52,822	350
*	Contango Oil & Gas Co.	80,106	349
*	American Superconductor Corp.	22,786	341
*	Oil States International Inc.	50,698	326
*	W&T Offshore Inc.	79,352	297
*	Select Energy Services Inc. Class A	49,763	283
*	Newpark Resources Inc.	75,615	252

		Shares	Market Value ($000)
*	Penn Virginia Corp.	12,931	249
	Solaris Oilfield Infrastructure Inc. Class A	24,560	245
*	Matrix Service Co.	22,080	241
*	RPC Inc.	48,467	238
*	National Energy Services Reunited Corp.	17,442	224
*	Earthstone Energy Inc. Class A	19,932	191
*	Talos Energy Inc.	12,344	175
*	Trecora Resources	21,073	173
	Falcon Minerals Corp.	33,288	155
*	Bristow Group Inc.	5,412	148
*	Comstock Resources Inc.	21,065	119
*	Magnolia Oil & Gas Corp. Class A	9,231	119
*	Exterran Corp.	20,724	98
	Evolution Petroleum Corp.	26,232	97
	NACCO Industries Inc. Class A	2,965	76
	Adams Resources & Energy Inc.	1,637	44
*	Whiting Petroleum Corp.	961	44
*,1	Maxeon Solar Technologies Ltd.	2,375	37
*	Goodrich Petroleum Corp.	3,186	35
*	NextDecade Corp.	15,699	30
*	PrimeEnergy Resources Corp.	355	15
*	Vine Energy Inc. Class A	877	13
*	FTC Solar Inc.	1,062	11
*	Array Technologies Inc.	312	5
			66,767
Financials (26.1%)
	Stifel Financial Corp.	84,142	5,829
	South State Corp.	58,906	5,231
	Valley National Bancorp	335,319	4,802
	Essent Group Ltd.	92,842	4,442
	CIT Group Inc.	83,042	4,400
	United Bankshares Inc.	104,229	4,293
	Glacier Bancorp Inc.	72,174	4,204
	Radian Group Inc.	161,149	3,763
	Blackstone Mortgage Trust Inc. Class A	117,259	3,756
	Selective Insurance Group Inc.	49,768	3,746
	BankUnited Inc.	77,262	3,692
	Community Bank System Inc.	44,523	3,612
	Hancock Whitney Corp.	72,603	3,595
	UMB Financial Corp.	36,719	3,551
	Home BancShares Inc.	128,766	3,523
	Pacific Premier Bancorp Inc.	67,287	3,093
	Ameris Bancorp	55,811	3,066
	CNO Financial Group Inc.	113,589	3,017
*	Texas Capital Bancshares Inc.	42,577	2,933
	Navient Corp.	154,810	2,828
	Simmons First National Corp. Class A	91,103	2,779
	Atlantic Union Bankshares Corp.	65,609	2,691
	Cathay General Bancorp	63,933	2,665
	Old National Bancorp	138,008	2,629
	Columbia Banking System Inc.	60,442	2,609
*	Cannae Holdings Inc.	72,602	2,603
	Eastern Bankshares Inc.	115,632	2,590
*	Enstar Group Ltd.	10,129	2,572
	BancorpSouth Bank	83,353	2,549
	Independent Bank Group Inc.	31,164	2,454
	CVB Financial Corp.	108,822	2,414
	American Equity Investment Life Holding Co.	76,390	2,330

		Shares	Market Value ($000)
	Cadence BanCorp. Class A	103,772	2,322
	First Bancorp. (XNYS)	181,128	2,317
	Fulton Financial Corp.	133,635	2,316
	Chimera Investment Corp.	161,532	2,282
	United Community Banks Inc.	65,739	2,273
	Walker & Dunlop Inc.	21,738	2,207
*	Mr Cooper Group Inc.	63,627	2,201
	WesBanco Inc.	54,863	2,135
	WSFS Financial Corp.	39,824	2,119
	Washington Federal Inc.	63,544	2,119
	First Merchants Corp.	45,428	2,105
	Independent Bank Corp. (XNGS)	25,796	2,105
*	Axos Financial Inc.	44,254	2,098
	International Bancshares Corp.	44,939	2,085
	First Financial Bancorp	81,611	2,079
	Investors Bancorp Inc.	139,338	2,073
	Hilltop Holdings Inc.	55,266	2,053
	Renasant Corp.	45,836	2,027
	First Midwest Bancorp Inc.	95,956	2,008
	PennyMac Financial Services Inc.	30,757	1,926
	Piper Sandler Cos.	14,671	1,870
	Apollo Commercial Real Estate Finance Inc.	118,636	1,857
	Flagstar Bancorp Inc.	40,475	1,854
*	Silvergate Capital Corp. Class A	16,377	1,824
	Towne Bank	56,378	1,806
	Federated Hermes Inc.	56,659	1,802
	Sandy Spring Bancorp Inc.	38,765	1,801
*	Genworth Financial Inc. Class A	424,697	1,784
	Trustmark Corp.	53,050	1,780
	Arbor Realty Trust Inc.	97,100	1,771
	Banner Corp.	29,255	1,712
	MFA Financial Inc.	382,027	1,669
	Two Harbors Investment Corp.	230,516	1,657
	PennyMac Mortgage Investment Trust	82,515	1,617
*	Seacoast Banking Corp. of Florida	43,473	1,612
	Bank of NT Butterfield & Son Ltd.	42,190	1,609
	First Interstate BancSystem Inc. Class A	34,106	1,605
*	Triumph Bancorp Inc.	19,089	1,599
*	NMI Holdings Inc. Class A	65,424	1,583
	Virtus Investment Partners Inc.	5,576	1,568
	Great Western Bancorp Inc.	46,560	1,558
	BGC Partners Inc. Class A	260,774	1,539
	Park National Corp.	12,071	1,527
	Eagle Bancorp Inc.	26,579	1,519
	Hope Bancorp Inc.	98,780	1,511
	Provident Financial Services Inc.	59,718	1,509
*	PRA Group Inc.	37,975	1,478
	Argo Group International Holdings Ltd.	27,317	1,465
	Heartland Financial USA Inc.	29,232	1,454
	Live Oak Bancshares Inc.	23,840	1,444
	New York Mortgage Trust Inc.	318,724	1,441
	Artisan Partners Asset Management Inc. Class A	27,804	1,420
	Capitol Federal Financial Inc.	109,720	1,420
	Veritex Holdings Inc.	39,904	1,402
	NBT Bancorp Inc.	35,812	1,396
	Northwest Bancshares Inc.	98,608	1,396
	Horace Mann Educators Corp.	34,885	1,391
	Meta Financial Group Inc.	26,131	1,385

		Shares	Market Value ($000)
	Stewart Information Services Corp.	22,172	1,338
	B Riley Financial Inc.	16,839	1,240
	First Commonwealth Financial Corp.	80,398	1,218
*	Encore Capital Group Inc.	26,270	1,216
	Westamerica BanCorp.	19,063	1,196
	Lakeland Financial Corp.	19,225	1,186
	Southside Bancshares Inc.	26,616	1,140
	First Busey Corp.	42,420	1,136
	Broadmark Realty Capital Inc.	108,240	1,114
	FB Financial Corp.	26,593	1,113
	OceanFirst Financial Corp.	49,926	1,104
	S&T Bancorp Inc.	32,543	1,104
*	Enova International Inc.	29,124	1,103
	Brookline Bancorp Inc.	65,268	1,100
	ProAssurance Corp.	45,124	1,099
	Nelnet Inc. Class A	14,492	1,094
	BancFirst Corp.	15,802	1,090
	TriCo Bancshares	22,258	1,067
	AMERISAFE Inc.	16,130	1,057
	Berkshire Hills Bancorp Inc.	38,105	1,057
	Boston Private Financial Holdings Inc.	68,932	1,057
	First Bancorp.	23,813	1,057
*	Bancorp Inc.	43,365	1,051
	Redwood Trust Inc.	94,319	1,050
	City Holding Co.	12,973	1,041
	Ladder Capital Corp. Class A	88,972	1,041
	Dime Community Bancshares Inc.	29,688	1,031
	OFG Bancorp	42,618	1,027
	Safety Insurance Group Inc.	12,027	1,024
	Employers Holdings Inc.	24,219	1,022
	iStar Inc.	60,404	1,015
	Enterprise Financial Services Corp.	20,238	1,000
	Tompkins Financial Corp.	12,075	980
	Premier Financial Corp.	31,161	950
*	LendingClub Corp.	59,383	907
*	StoneX Group Inc.	13,014	881
	Heritage Financial Corp.	30,329	880
	Goosehead Insurance Inc. Class A	9,684	870
	Meridian Bancorp Inc.	39,371	868
	German American Bancorp Inc.	20,745	867
	ConnectOne Bancorp Inc.	31,204	864
*	Customers Bancorp Inc.	22,388	847
	Origin Bancorp Inc.	18,506	817
	HomeStreet Inc.	17,958	809
	Bryn Mawr Bank Corp.	16,575	792
	Preferred Bank	11,598	792
	Stock Yards Bancorp Inc.	14,715	791
	Washington Trust Bancorp Inc.	14,358	790
	WisdomTree Investments Inc.	117,171	785
	Lakeland Bancorp Inc.	41,043	780
	Ready Capital Corp.	49,107	747
	National Bank Holdings Corp. Class A	18,835	746
*	SiriusPoint Ltd.	70,901	746
	ServisFirst Bancshares Inc.	10,532	732
	Univest Financial Corp.	24,236	707
*	Blucora Inc.	40,569	703
	1st Source Corp.	13,820	684
	First Bancorp Inc. (XNMS)	17,175	671

		Shares	Market Value ($000)
	Northfield Bancorp Inc.	39,469	668
	Horizon Bancorp Inc.	36,004	666
[1]	Invesco Mortgage Capital Inc.	195,665	665
	Granite Point Mortgage Trust Inc.	45,948	661
	TPG RE Finance Trust Inc.	50,501	659
	Banc of California Inc.	37,593	658
	Ellington Financial Inc.	34,636	654
	Harbornone Bancorp Inc.	43,625	648
	Allegiance Bancshares Inc.	15,932	646
	ARMOUR Residential REIT Inc.	53,699	644
	Central Pacific Financial Corp.	23,100	640
	First Foundation Inc.	25,461	639
	TrustCo Bank Corp. NY	15,954	624
	Kearny Financial Corp.	46,364	608
	Federal Agricultural Mortgage Corp. Class C	5,971	606
*	Nicolet Bankshares Inc.	7,618	604
	QCR Holdings Inc.	12,469	596
*	CrossFirst Bankshares Inc.	40,386	594
	Camden National Corp.	12,433	592
*	World Acceptance Corp.	3,676	590
	Altabancorp	12,679	583
	Heritage Commerce Corp.	48,938	580
	Flushing Financial Corp.	24,748	578
	Community Trust Bancorp Inc.	13,069	577
*	Ambac Financial Group Inc.	38,175	576
	Cowen Inc. Class A	13,955	549
	United Fire Group Inc.	17,662	541
	First Mid Bancshares Inc.	12,285	539
*	TriState Capital Holdings Inc.	23,235	534
	National Western Life Group Inc. Class A	2,164	530
	Capstead Mortgage Corp.	80,166	517
	Great Southern Bancorp Inc.	9,128	516
	KKR Real Estate Finance Trust Inc.	23,986	513
*	MoneyGram International Inc.	52,203	512
	Peapack-Gladstone Financial Corp.	15,401	512
	First Financial Corp.	11,194	508
*	Columbia Financial Inc.	28,382	504
*	Watford Holdings Ltd.	14,391	503
	Hanmi Financial Corp.	23,630	496
	Peoples Bancorp Inc.	15,276	496
	Midland States Bancorp Inc.	17,772	495
*	Atlantic Capital Bancshares Inc.	17,020	479
	Byline Bancorp Inc.	20,452	472
*	Amerant Bancorp Inc.	19,117	461
	First Community Bankshares Inc.	14,603	455
	Diamond Hill Investment Group Inc.	2,556	448
	RLI Corp.	4,199	443
	CBTX Inc.	14,688	435
	First of Long Island Corp.	19,189	432
	Mercantile Bank Corp.	13,315	430
	Financial Institutions Inc.	13,334	428
	Dynex Capital Inc.	21,567	422
*	MBIA Inc.	41,769	417
	Arrow Financial Corp.	11,178	415
	Independent Bank Corp.	17,765	414
	Alerus Financial Corp.	12,466	411
	Sculptor Capital Management Inc. Class A	15,567	407
	Banco Latinoamericano de Comercio Exterior SA Class E	26,068	398

		Shares	Market Value ($000)
	Business First Bancshares Inc.	16,254	397
*	Equity Bancshares Inc. Class A	11,953	393
	Oppenheimer Holdings Inc. Class A	7,844	392
[1]	Orchid Island Capital Inc.	71,596	392
	MidWestOne Financial Group Inc.	12,366	390
	Farmers National Banc Corp.	21,869	381
	Republic Bancorp Inc. Class A	8,209	381
	Bar Harbor Bankshares	12,463	379
	Bank of Marin Bancorp	11,145	376
*	Metropolitan Bank Holding Corp.	5,894	376
	HomeTrust Bancshares Inc.	12,909	366
	Cambridge Bancorp	4,253	365
	Reliant Bancorp Inc.	12,290	364
	RBB Bancorp	14,084	344
	Waterstone Financial Inc.	17,294	342
	MVB Financial Corp.	7,813	335
	HCI Group Inc.	4,141	334
	Old Second Bancorp Inc.	24,033	333
	Sierra Bancorp	11,936	331
*	Southern First Bancshares Inc.	6,107	326
	Regional Management Corp.	6,933	324
*	Oportun Financial Corp.	16,856	322
	West BanCorp. Inc	11,481	321
*	Bridgewater Bancshares Inc.	18,231	317
	Civista Bancshares Inc.	13,354	317
	Merchants Bancorp	7,391	317
	American National Bankshares Inc.	9,004	312
	Hingham Institution for Savings	1,071	311
	CNB Financial Corp.	12,548	305
	Capital City Bank Group Inc.	11,332	304
*	EZCorp. Inc. Class A	41,039	302
	Capstar Financial Holdings Inc.	13,449	294
*	Carter Bankshares Inc.	18,768	292
	SmartFinancial Inc.	11,864	288
	Southern Missouri Bancorp Inc.	6,479	286
	First Choice Bancorp	8,839	284
	StepStone Group Inc. Class A	8,904	282
	State Auto Financial Corp.	14,892	281
	Citizens & Northern Corp.	11,353	280
	First Bancorp Inc. (XNGS)	8,689	274
	First Internet Bancorp	8,044	273
	Enterprise Bancorp Inc.	7,712	266
	Peoples Financial Services Corp.	5,808	251
	Spirit of Texas Bancshares Inc.	10,861	251
	Guaranty Bancshares Inc.	6,495	249
	Home Bancorp Inc.	6,325	246
	Primis Financial Corp.	16,691	246
	Metrocity Bankshares Inc.	14,238	245
	Universal Insurance Holdings Inc.	17,214	243
	Century Bancorp Inc. Class A	2,087	238
	Provident Bancorp Inc.	13,946	235
	Red River Bancshares Inc.	4,260	233
	Orrstown Financial Services Inc.	9,165	231
	Great Ajax Corp.	17,799	224
	Tiptree Inc.	20,796	224
	Northrim BanCorp Inc.	5,125	223
	Summit Financial Group Inc.	9,258	221
	PCSB Financial Corp.	11,903	219

		Shares	Market Value ($000)
*	Citizens Inc. Class A	41,516	217
*	Coastal Financial Corp.	6,989	217
*	Greenlight Capital Re Ltd. Class A	22,981	213
	Macatawa Bank Corp.	22,187	213
	FS Bancorp Inc.	2,959	211
	Premier Financial Bancorp Inc.	11,061	206
*	Assetmark Financial Holdings Inc.	7,797	203
	South Plains Financial Inc.	8,658	203
	Bank of Commerce Holdings	13,519	199
	ACNB Corp.	6,909	199
	First Business Financial Services Inc.	7,076	194
	Central Valley Community Bancorp	9,017	192
*	Howard Bancorp Inc.	11,404	192
	Parke Bancorp Inc.	8,823	190
	Farmers & Merchants Bancorp Inc.	8,424	185
	National Bankshares Inc.	5,284	185
	Timberland Bancorp Inc.	6,349	185
	Fidelity D&D Bancorp Inc.	3,323	185
	Ames National Corp.	7,218	183
	Investar Holding Corp.	8,074	182
	BCB Bancorp Inc.	12,391	181
	First Bank	13,172	181
	LCNB Corp.	10,073	178
*	Select Bancorp Inc.	12,592	177
	Amalgamated Financial Corp.	10,848	177
	Independence Holding Co.	4,004	176
	Territorial Bancorp Inc.	6,725	176
	Luther Burbank Corp.	14,339	174
	Investors Title Co.	972	173
	Northeast Bank	5,891	173
*	FVCBankcorp Inc.	9,704	172
	PCB Bancorp	10,697	172
*	Professional Holding Corp. Class A	9,345	171
	Shore Bancshares Inc.	9,816	169
	Mid Penn Bancorp Inc.	5,999	169
	Community Bankers Trust Corp.	18,964	168
	Western Asset Mortgage Capital Corp.	50,722	168
	Protective Insurance Corp. Class B	7,178	167
	Western New England Bancorp Inc.	19,611	167
	Mackinac Financial Corp.	7,715	167
	1st Constitution Bancorp	7,809	165
	Bankwell Financial Group Inc.	5,706	163
	Marlin Business Services Corp.	7,196	162
*	Republic First Bancorp Inc.	39,331	162
	ChoiceOne Financial Services Inc.	6,272	162
	Heritage Insurance Holdings Inc.	19,369	161
	Codorus Valley Bancorp Inc.	8,204	156
	Evans Bancorp Inc.	4,128	156
	Community Financial Corp.	4,326	153
*	First Western Financial Inc.	5,400	150
*	Capital Bancorp Inc.	6,770	149
	C&F Financial Corp.	2,980	147
*	NI Holdings Inc.	7,706	147
	Penns Woods Bancorp Inc.	5,711	146
	Unity Bancorp Inc.	6,014	146
	HBT Financial Inc.	7,927	144
	Richmond Mutual BanCorp. Inc.	9,758	143
*	Trean Insurance Group Inc.	8,537	143

		Shares	Market Value ($000)
	Donegal Group Inc. Class A	9,315	142
	Eagle Bancorp Montana Inc.	5,474	137
	Bank of Princeton	4,637	136
	Chemung Financial Corp.	2,810	131
	Cherry Hill Mortgage Investment Corp.	13,378	131
	Norwood Financial Corp.	5,116	130
*	BayCom Corp.	6,940	129
	First Northwest Bancorp	7,254	129
	First Community Corp.	6,330	127
	ESSA Bancorp Inc.	7,932	126
	Middlefield Banc Corp.	5,228	126
	First Capital Inc.	2,822	126
*	California BanCorp.	6,674	126
	Plumas Bancorp	4,112	125
	Hawthorn Bancshares Inc.	5,142	124
*	Safeguard Scientifics Inc.	17,441	122
	Westwood Holdings Group Inc.	6,184	122
	BankFinancial Corp.	10,604	117
	Crawford & Co. Class A	12,081	117
	Riverview Bancorp Inc.	17,026	117
*	MainStreet Bancshares Inc.	5,483	117
	SB Financial Group Inc.	5,916	117
*	Pioneer Bancorp Inc.	9,474	116
	First Savings Financial Group Inc.	1,588	114
	Colony Bankcorp Inc.	6,187	114
	Level One Bancorp Inc.	4,073	113
*	MMA Capital Holdings Inc.	4,176	113
	Franklin Financial Services Corp.	3,707	113
	First United Corp.	6,022	110
*	Arlington Asset Investment Corp. Class A	26,646	108
	County Bancorp Inc.	4,275	106
	Standard AVB Financial Corp.	3,149	104
	James River Group Holdings Ltd.	2,962	103
	Oak Valley Bancorp	5,438	103
	FNCB Bancorp Inc.	13,558	100
	OP Bancorp	9,666	100
	Ellington Residential Mortgage REIT	8,085	99
	Meridian Corp.	3,551	96
*	Esquire Financial Holdings Inc.	3,866	95
*	ProSight Global Inc.	7,374	94
	Salisbury Bancorp Inc.	2,000	93
	Provident Financial Holdings Inc.	5,244	91
	United Insurance Holdings Corp.	16,166	91
	United Security Bancshares	10,713	91
	Peoples Bancorp of North Carolina Inc.	3,565	89
	Prudential Bancorp Inc.	6,173	86
	CB Financial Services Inc.	3,929	85
*	Ponce de Leon Federal Bank	5,949	83
	Landmark Bancorp Inc.	3,183	82
	Ohio Valley Banc Corp.	3,396	80
	Citizens Holding Co.	4,172	79
	Auburn National BanCorp Inc.	1,910	73
*	Security National Financial Corp. Class A	7,538	66
*	Limestone Bancorp Inc.	4,069	65
*	Sterling Bancorp Inc.	13,017	63
	Greene County Bancorp Inc.	2,213	63
	Partners Bancorp.	7,751	61
	Silvercrest Asset Management Group Inc. Class A	3,626	58

		Shares	Market Value ($000)
	First Guaranty Bancshares Inc.	2,835	56
	Associated Capital Group Inc. Class A	1,439	53
	FedNat Holding Co.	9,345	45
*	Bogota Financial Corp.	4,441	45
*	Swk Holdings Corp.	2,808	45
*	Home Point Capital Inc.	5,357	34
	Bank7 Corp.	1,429	26
	Bank First Corp.	356	25
*,2	BM Technologies Inc. (Acquired 12/17/20, Cost $27)	2,170	25
*	Midwest Holding Inc.	495	21
	Oconee Federal Financial Corp.	792	20
	GAMCO Investors Inc. Class A	570	15
*	Vericity Inc.	1,516	14
*	Oscar Health Inc. Class A	197	5
			333,424
Health Care (5.6%)
*	Novavax Inc.	37,878	5,592
*	Tenet Healthcare Corp.	79,162	5,297
*	Arena Pharmaceuticals Inc.	44,941	2,746
	Owens & Minor Inc.	61,130	2,733
	Patterson Cos. Inc.	71,397	2,323
*	MEDNAX Inc.	62,767	2,007
*	Myriad Genetics Inc.	59,943	1,717
*	Avanos Medical Inc.	40,074	1,607
*	Prestige Consumer Healthcare Inc.	27,420	1,367
*	Intra-Cellular Therapies Inc.	34,621	1,364
*	OPKO Health Inc.	334,905	1,279
*	Magellan Health Inc.	11,520	1,085
*	Brookdale Senior Living Inc.	154,575	1,042
*	Evolent Health Inc. Class A	53,284	1,035
*	Community Health Systems Inc.	71,720	1,023
*	Livanova plc	12,086	1,010
*	MacroGenics Inc.	29,735	957
*	Cassava Sciences Inc.	17,722	956
*	Supernus Pharmaceuticals Inc.	31,916	953
*	Integer Holdings Corp.	10,161	919
*	Varex Imaging Corp.	32,128	806
*	Vanda Pharmaceuticals Inc.	45,278	801
	National HealthCare Corp.	10,568	774
*	NextGen Healthcare Inc.	46,984	771
*	Prothena Corp. plc	25,899	755
*	Heska Corp.	3,756	744
*	Enanta Pharmaceuticals Inc.	14,716	716
*	AngioDynamics Inc.	30,867	714
*	Hanger Inc.	27,547	712
*	Orthofix Medical Inc.	15,718	640
*	Endo International plc	108,711	638
*	Rubius Therapeutics Inc.	24,831	607
*	HealthStream Inc.	21,722	569
*	ImmunoGen Inc.	92,093	569
*	Anika Therapeutics Inc.	11,778	549
*	TG Therapeutics Inc.	14,953	521
*	Natus Medical Inc.	19,267	516
*	Pacific Biosciences of California Inc.	19,023	515
*	Tivity Health Inc.	19,365	507
*	BioCryst Pharmaceuticals Inc.	31,521	497
*	IVERIC bio Inc.	67,699	479
*	SeaSpine Holdings Corp.	22,274	454

		Shares	Market Value ($000)
*	Triple-S Management Corp. Class B	17,527	443
*	TCR2 Therapeutics Inc.	22,822	437
*	AnaptysBio Inc.	18,036	431
*	Spectrum Pharmaceuticals Inc.	121,498	419
*	Chimerix Inc.	50,089	392
*	ViewRay Inc.	63,970	376
*	Revance Therapeutics Inc.	12,387	367
*	Natera Inc.	3,889	366
	Computer Programs and Systems Inc.	10,861	352
*	KalVista Pharmaceuticals Inc.	12,980	350
*	Geron Corp. (XNGS)	246,239	340
*	Fluidigm Corp.	57,529	334
*	G1 Therapeutics Inc.	15,288	332
*	Verastem Inc.	85,355	330
*	Inogen Inc.	5,141	318
*	Ortho Clinical Diagnostics Holdings plc Class H	15,184	312
*	UFP Technologies Inc.	5,378	293
*	NanoString Technologies Inc.	5,033	279
*	Viking Therapeutics Inc.	51,755	271
*	Relay Therapeutics Inc.	8,167	262
*	Vericel Corp.	4,516	255
*	Apyx Medical Corp.	25,948	254
*	Accolade Inc.	4,956	250
*	Cymabay Therapeutics Inc.	58,771	249
*	Inari Medical Inc.	2,864	249
*	Generation Bio Co.	7,184	246
*	Atara Biotherapeutics Inc.	17,753	241
*	Ideaya Biosciences Inc.	11,969	241
*	Gossamer Bio Inc.	27,837	236
*	Epizyme Inc.	27,818	229
*	Harvard Bioscience Inc.	32,177	225
*	OraSure Technologies Inc.	23,407	225
*	Invacare Corp.	27,702	222
*	FibroGen Inc.	10,088	214
*	XBiotech Inc.	11,877	205
*	Gritstone bio Inc.	21,441	197
*	Applied Molecular Transport Inc.	3,816	183
*	ZIOPHARM Oncology Inc.	59,627	181
*	CryoLife Inc.	6,067	175
*	ALX Oncology Holdings Inc.	3,019	171
*	IntriCon Corp.	7,244	162
*	Surgalign Holdings Inc.	80,105	157
*	Cytokinetics Inc.	7,025	153
*	Kezar Life Sciences Inc.	26,801	153
	LeMaitre Vascular Inc.	2,896	148
*	Albireo Pharma Inc.	4,404	147
*	Forma Therapeutics Holdings Inc.	5,168	145
*	Turning Point Therapeutics Inc.	2,155	143
*	Applied Genetic Technologies Corp.	34,926	140
*	Selecta Biosciences Inc.	31,419	136
*	X4 Pharmaceuticals Inc.	14,156	135
*	Cabaletta Bio Inc.	11,397	129
*	Passage Bio Inc.	9,540	126
*	Lannett Co. Inc.	28,746	124
*	Avidity Biosciences Inc.	5,223	124
*	ANI Pharmaceuticals Inc.	3,575	123
*	Pliant Therapeutics Inc.	4,074	122
*	Enzo Biochem Inc.	39,378	121

		Shares	Market Value ($000)
*	Allovir Inc.	5,160	121
*	Jounce Therapeutics Inc.	15,250	120
*	Vaxcyte Inc.	5,714	120
*	Evolus Inc.	10,906	118
*	UroGen Pharma Ltd.	6,685	118
*	Nurix Therapeutics Inc.	4,215	118
*	Dynavax Technologies Corp.	14,312	117
*	Catalyst Biosciences Inc.	26,729	114
*	VYNE Therapeutics Inc.	28,072	111
*	Misonix Inc.	5,594	107
*	Concert Pharmaceuticals Inc.	26,400	106
*	Avid Bioservices Inc.	4,925	105
*	Annexon Inc.	4,722	100
*	Aytu BioPharma Inc.	19,399	99
*	Outset Medical Inc.	2,035	98
*	VBI Vaccines Inc.	29,849	96
*	Alphatec Holdings Inc.	6,553	95
*,1	CEL-SCI Corp.	4,428	95
*	Xencor Inc.	2,482	95
*	Zentalis Pharmaceuticals Inc.	1,694	95
*	AcelRx Pharmaceuticals Inc.	67,856	94
*	BioAtla Inc.	2,150	93
*	Kymera Therapeutics Inc.	1,919	92
*	FONAR Corp.	4,969	90
*	Theravance Biopharma Inc.	5,183	90
*	Five Star Senior Living Inc.	15,003	90
*	Meridian Bioscience Inc.	4,305	89
*	Option Care Health Inc.	4,601	84
*	Nkarta Inc.	3,403	83
*	Precigen Inc.	12,427	82
*	Pulmonx Corp.	1,893	81
*	Aptinyx Inc. Class A	31,390	80
*	Seer Inc. Class A	2,687	80
*	PMV Pharmaceuticals Inc.	2,260	78
*	C4 Therapeutics Inc.	2,054	76
*	GlycoMimetics Inc.	29,455	75
*	Solid Biosciences Inc.	19,607	75
*	Sutro Biopharma Inc.	3,897	73
*	iTeos Therapeutics Inc.	3,568	73
*	Savara Inc.	37,588	68
*	Prelude Therapeutics Inc.	1,939	67
*	Silverback Therapeutics Inc.	2,444	67
*	Mirum Pharmaceuticals Inc.	3,993	66
*	Olema Pharmaceuticals Inc.	2,310	65
*	ImmunityBio Inc.	3,678	65
*	Cullinan Oncology Inc.	2,126	63
*	Sientra Inc.	8,949	62
*	Kinnate Biopharma Inc.	2,623	62
*	Shattuck Labs Inc.	2,201	60
*	Kronos Bio Inc.	2,421	59
*,1	908 Devices Inc.	1,398	59
*	Aligos Therapeutics Inc.	2,062	58
*	Cyclerion Therapeutics Inc.	17,594	57
*	Orgenesis Inc.	11,822	57
*	Dyne Therapeutics Inc.	2,988	57
*	Acutus Medical Inc.	3,463	56
*	Athira Pharma Inc.	2,798	56
*	Akouos Inc.	4,145	54

		Shares	Market Value ($000)
*	Abeona Therapeutics Inc.	32,126	53
	Utah Medical Products Inc.	620	53
*	AVEO Pharmaceuticals Inc.	6,968	51
*	Lensar Inc.	6,111	51
*	TherapeuticsMD Inc.	41,678	50
*	Poseida Therapeutics Inc.	5,706	48
*	Atea Pharmaceuticals Inc.	2,337	48
*	Assembly Biosciences Inc.	11,664	46
*,1	Enochian Biosciences Inc.	11,306	46
*	Eargo Inc.	1,290	44
*	Vaxart Inc.	6,316	42
*	Apria Inc.	1,360	41
*	iBio Inc.	27,274	40
*	Magenta Therapeutics Inc.	3,152	39
*	Vor BioPharma Inc.	1,840	39
*	Cortexyme Inc.	892	37
*	Praxis Precision Medicines Inc.	1,863	37
*	Keros Therapeutics Inc.	659	36
*	MEI Pharma Inc.	12,134	35
*	Bolt Biotherapeutics Inc.	1,994	35
	Phibro Animal Health Corp. Class A	1,222	34
*	Aeglea BioTherapeutics Inc.	4,951	33
*	Adverum Biotechnologies Inc.	9,406	33
*	Harmony Biosciences Holdings Inc.	1,017	33
*	Inozyme Pharma Inc.	1,936	32
*	Tarsus Pharmaceuticals Inc.	968	32
*	4D Molecular Therapeutics Inc.	1,192	32
*	Taysha Gene Therapies Inc.	1,349	30
*	XOMA Corp.	899	27
*	Inhibrx Inc.	1,292	27
*	Terns Pharmaceuticals Inc.	1,550	27
*	ORIC Pharmaceuticals Inc.	1,151	26
*	Chinook Therapeutics Inc.	1,489	25
*	Kindred Biosciences Inc.	4,880	24
*	Spero Therapeutics Inc.	1,637	24
*	Immunic Inc.	1,678	23
*	Codiak Biosciences Inc.	1,010	23
*	Kiniksa Pharmaceuticals Ltd. Class A	1,608	22
*	Precision BioSciences Inc.	2,057	22
*	MeiraGTx Holdings plc	1,582	22
*	Aspira Women's Health Inc.	3,600	20
*	Marker Therapeutics Inc.	6,420	19
*	NGM Biopharmaceuticals Inc.	1,286	19
*	Oncorus Inc.	1,084	19
*	Bioventus Inc. Class A	1,090	19
*	Paratek Pharmaceuticals Inc.	2,140	18
*	Talis Biomedical Corp.	1,863	18
*	Spruce Biosciences Inc.	1,169	17
*	Sigilon Therapeutics Inc.	1,473	17
*	Angion Biomedica Corp.	1,068	17
*	NexImmune Inc.	936	17
*	Landos Biopharma Inc.	1,468	16
*	Catabasis Pharmaceuticals Inc.	7,300	15
*	Aveanna Healthcare Holdings Inc.	1,281	15
*	agilon health Inc.	395	14
*	Atreca Inc. Class A	1,486	13
*	Alignment Healthcare Inc.	523	13
*	CorMedix Inc.	1,598	12

		Shares	Market Value ($000)
*	Xeris Pharmaceuticals Inc.	3,918	12
*	Hookipa Pharma Inc.	728	12
*	Foghorn Therapeutics Inc.	1,197	12
*	Decibel Therapeutics Inc.	1,354	12
*	Sensei Biotherapeutics Inc.	938	12
*	ADMA Biologics Inc.	6,531	11
*	Exicure Inc.	6,680	11
*	Venus Concept Inc.	5,423	11
*	Cidara Therapeutics Inc.	5,563	11
*	Scopus Biopharma Inc.	1,610	11
*	Privia Health Group Inc.	342	11
*	CASI Pharmaceuticals Inc.	5,972	10
*	SQZ Biotechnologies Co.	744	10
*	Dyadic International Inc.	2,398	9
*	Milestone Scientific Inc.	4,094	9
*	Osmotica Pharmaceuticals plc	3,119	9
*	Treace Medical Concepts, Inc.	266	9
*	Checkmate Pharmaceuticals Inc.	1,164	8
*	Immunome Inc.	388	8
*,1	Lucira Health Inc.	1,591	8
*	Edgewise Therapeutics Inc.	279	8
*	BeyondSpring Inc.	628	7
*	Design Therapeutics Inc.	279	7
*	Agile Therapeutics Inc.	3,504	6
*	Chembio Diagnostics Inc.	1,954	6
*	NextCure Inc.	801	6
*	Soleno Therapeutics Inc.	5,429	6
*	Retractable Technologies Inc.	696	6
*	Strongbridge Biopharma plc	2,556	6
*	Prometheus Biosciences Inc.	269	6
*	Rockwell Medical Inc.	5,225	5
*	Metacrine Inc.	1,310	5
*,1	Nymox Pharmaceutical Corp.	3,591	5
*	Sotera Health Co.	198	5
*	Innovage Holding Corp.	214	5
*	Agiliti Inc.	219	5
*	Day One Biopharmaceuticals Inc.	230	5
*	Evofem Biosciences Inc.	4,988	4
*	Graybug Vision Inc.	996	4
*	Akoya Biosciences Inc.	204	4
*	Impel Neuropharma Inc.	312	4
*	NeuroPace Inc.	189	4
*	Rain Therapeutics Inc.	218	4
*	Ikena Oncology Inc.	143	3
*	Recursion Pharmaceuticals Inc. Class A	131	3
*	Singular Genomics Systems Inc.	122	3
*	Talaris Therapeutics Inc.	208	3
*	Instil Bio Inc.	85	2
*	Reneo Pharmaceuticals Inc.	181	2
*	Biomea Fusion Inc.	115	2
*,3	PDL BioPharma Inc.	270	1
*	Aziyo Biologics Inc. Class A	112	1
*	Finch Therapeutics Group Inc.	78	1
*	Longboard Pharmaceuticals Inc.	121	1
			71,761
Industrials (16.1%)
	EMCOR Group Inc.	41,883	5,282
*	MasTec Inc.	44,480	5,174

		Shares	Market Value ($000)
	Rexnord Corp.	93,578	4,676
*	Chart Industries Inc.	30,391	4,435
*	WESCO International Inc.	41,305	4,402
	KBR Inc.	105,014	4,278
*	Builders FirstSource Inc.	83,345	3,712
*	Resideo Technologies Inc.	121,120	3,621
	Altra Industrial Motion Corp.	54,297	3,567
*	Summit Materials Inc. Class A	96,472	3,359
	EnerSys	32,509	3,064
	Terex Corp.	56,667	2,968
	Korn Ferry	45,243	2,959
	GATX Corp.	29,302	2,891
	Hillenbrand Inc.	62,378	2,844
	ABM Industries Inc.	56,438	2,816
	Triton International Ltd.	50,859	2,759
*	WillScot Mobile Mini Holdings Corp.	94,775	2,748
	UniFirst Corp.	11,990	2,658
	Kennametal Inc.	69,922	2,623
*	Allegheny Technologies Inc.	106,774	2,615
*	Beacon Roofing Supply Inc.	45,953	2,603
*,4	API Group Corp.	117,892	2,493
	SPX FLOW Inc.	35,824	2,459
	Matson Inc.	36,021	2,329
*	Herc Holdings Inc.	19,344	2,225
	Moog Inc. Class A	24,492	2,209
*	Fluor Corp.	118,621	2,194
	Barnes Group Inc.	39,561	2,113
*	Welbilt Inc.	78,879	1,949
	Applied Industrial Technologies Inc.	19,651	1,925
*	Hub Group Inc. Class A	27,574	1,925
	Belden Inc.	37,162	1,880
	Maxar Technologies Inc.	59,899	1,863
*	Navistar International Corp.	41,989	1,857
*	JELD-WEN Holding Inc.	65,020	1,821
	Mueller Water Products Inc. Class A	124,127	1,796
	Comfort Systems USA Inc.	21,444	1,778
	Watts Water Technologies Inc. Class A	12,822	1,743
*	Gibraltar Industries Inc.	21,244	1,688
	ArcBest Corp.	21,199	1,650
*	Green Dot Corp. Class A	39,597	1,607
*	GMS Inc.	35,044	1,605
	EnPro Industries Inc.	17,423	1,603
	Deluxe Corp.	35,153	1,602
*	Atlas Air Worldwide Holdings Inc.	20,262	1,518
	Granite Construction Inc.	35,198	1,421
	Encore Wire Corp.	17,163	1,411
*	Textainer Group Holdings Ltd.	41,559	1,401
	Insperity Inc.	15,173	1,399
	Greif Inc. Class A	21,549	1,330
	Astec Industries Inc.	18,901	1,295
*	Sykes Enterprises Inc.	30,379	1,273
*	American Woodmark Corp.	14,250	1,239
	Raven Industries Inc.	27,520	1,214
	Greenbrier Cos. Inc.	27,131	1,205
*	CBIZ Inc.	35,784	1,188
*	AAR Corp.	28,185	1,177
	ManTech International Corp. Class A	13,143	1,144
	AZZ Inc.	21,274	1,138

		Shares	Market Value ($000)
*	TriMas Corp.	34,611	1,122
	Kaman Corp.	20,834	1,121
	Otter Tail Corp.	22,780	1,093
	HB Fuller Co.	15,347	1,061
*	Conduent Inc.	138,871	1,053
	Helios Technologies Inc.	14,570	1,035
	Standex International Corp.	10,351	1,031
	Griffon Corp.	38,766	1,019
	H&E Equipment Services Inc.	26,955	1,008
*	Cimpress plc	10,110	1,004
	Columbus McKinnon Corp.	19,727	1,000
	Scorpio Tankers Inc.	42,580	953
*	Huron Consulting Group Inc.	17,360	950
	Enerpac Tool Group Corp. Class A	31,623	866
	Forward Air Corp.	8,836	856
	Frontline Ltd.	99,273	846
*	Triumph Group Inc.	43,345	833
*	TrueBlue Inc.	29,577	802
*	Great Lakes Dredge & Dock Corp.	53,525	782
*	U.S. Concrete Inc.	13,430	765
*	ASGN Inc.	7,410	764
*	Echo Global Logistics Inc.	22,061	754
	McGrath RentCorp.	8,785	753
*	Donnelley Financial Solutions Inc.	25,015	746
	Heartland Express Inc.	40,975	744
	Quanex Building Products Corp.	27,936	744
*,1	Workhorse Group Inc.	79,352	744
*	Modine Manufacturing Co.	42,183	742
*	Veritiv Corp.	12,035	739
*	Vivint Smart Home Inc.	53,153	739
*	Manitowoc Co. Inc.	28,532	737
*	Kelly Services Inc. Class A	28,332	727
*	PGT Innovations Inc.	30,073	727
	Wabash National Corp.	44,528	710
	Apogee Enterprises Inc.	18,415	700
	Heidrick & Struggles International Inc.	16,140	695
	SFL Corp. Ltd.	79,576	689
	ICF International Inc.	7,703	677
*	SP Plus Corp.	19,380	634
*	CIRCOR International Inc.	16,801	632
	Hyster-Yale Materials Handling Inc.	8,342	631
	Argan Inc.	12,422	610
	DHT Holdings Inc.	93,777	600
*	BrightView Holdings Inc.	34,492	598
*	SPX Corp.	9,378	587
	Brady Corp. Class A	9,971	571
	Primoris Services Corp.	17,577	559
*	Montrose Environmental Group Inc.	11,149	559
*	O-I Glass Inc.	29,817	550
	Insteel Industries Inc.	15,627	546
*	Dycom Industries Inc.	7,263	544
*	Ranpak Holdings Corp. Class A	24,372	538
*	Tutor Perini Corp.	34,371	532
*	Lydall Inc.	14,396	524
	Luxfer Holdings plc	21,977	502
*	Titan Machinery Inc.	16,186	497
	CAI International Inc.	11,452	492
*	Ducommun Inc.	9,056	487

		Shares	Market Value ($000)
*	Thermon Group Holdings Inc.	27,594	481
	Costamare Inc.	42,602	457
	Gorman-Rupp Co.	12,660	455
	Ennis Inc.	21,600	453
*	Sterling Construction Co. Inc.	19,581	441
	Barrett Business Services Inc.	5,915	440
*	MYR Group Inc.	5,007	436
	Marten Transport Ltd.	25,568	436
	Nordic American Tankers Ltd.	124,010	432
*	DXP Enterprises Inc.	13,817	427
*	Cross Country Healthcare Inc.	26,938	422
	Myers Industries Inc.	19,083	420
*	Construction Partners Inc. Class A	13,015	419
	National Presto Industries Inc.	4,022	408
	Albany International Corp. Class A	4,560	407
	International Seaways Inc.	20,215	405
	VSE Corp.	8,461	402
	Pactiv Evergreen Inc.	26,587	395
	Miller Industries Inc.	9,356	392
*	Ferro Corp.	17,881	386
*	REV Group Inc.	20,351	381
	Resources Connection Inc.	25,959	378
*	Dorian LPG Ltd.	26,480	376
*	Cornerstone Building Brands Inc.	21,790	370
*	Meritor Inc.	13,678	356
*	Vishay Precision Group Inc.	10,473	341
*	Astronics Corp.	20,004	339
*	Aspen Aerogels Inc.	15,908	323
*	Cardtronics plc Class A	8,281	322
	Caesarstone Ltd.	18,752	309
*	Vectrus Inc.	6,038	308
	Kronos Worldwide Inc.	18,929	307
	Greif Inc. Class B	5,113	306
	Werner Enterprises Inc.	5,824	279
	Park-Ohio Holdings Corp.	7,272	268
	Powell Industries Inc.	7,645	263
	Park Aerospace Corp.	16,896	261
*	Eagle Bulk Shipping Inc.	5,380	255
*	Radiant Logistics Inc.	32,972	254
*	Diamond S Shipping Inc.	23,065	247
	Alamo Group Inc.	1,576	243
	U.S. Lime & Minerals Inc.	1,637	228
	Genco Shipping & Trading Ltd.	14,439	228
*	IES Holdings Inc.	4,260	226
	Franklin Electric Co. Inc.	2,677	225
*	Acacia Research Corp.	41,097	220
*	Covenant Logistics Group Inc. Class A	9,655	217
*	Team Inc.	25,270	215
*	U.S. Xpress Enterprises Inc. Class A	18,743	211
*	Blue Bird Corp.	8,046	210
	LSI Industries Inc.	22,265	207
*	GP Strategies Corp.	11,110	197
*	CECO Environmental Corp.	25,705	196
	Hurco Cos. Inc.	5,311	183
	Preformed Line Products Co.	2,452	182
*	Information Services Group Inc.	30,253	177
*	Concrete Pumping Holdings Inc.	21,252	170
	Federal Signal Corp.	3,964	168

		Shares	Market Value ($000)
*	Mistras Group Inc.	15,614	163
	ESCO Technologies Inc.	1,694	160
*	Safe Bulkers Inc.	43,302	160
*	L B Foster Co. Class A	8,203	148
	Eneti Inc.	7,281	146
*	Overseas Shipholding Group Inc. Class A	58,261	135
*	DHI Group Inc.	41,837	134
	Graham Corp.	8,557	126
*	Mayville Engineering Co. Inc.	6,435	125
	CRA International Inc.	1,485	122
*	Custom Truck One Source Inc.	11,392	121
*	Willis Lease Finance Corp.	2,531	112
*	Ardmore Shipping Corp.	23,009	103
	BGSF Inc.	8,633	102
*	Bloom Energy Corp. Class A	4,179	101
*	Target Hospitality Corp.	25,946	100
*	StarTek Inc.	15,471	98
*	Gencor Industries Inc.	7,664	96
*	Lawson Products Inc.	1,530	93
*	Willdan Group Inc.	2,564	93
*	Quad/Graphics Inc.	26,446	88
*	ServiceSource International Inc.	69,454	86
	Patrick Industries Inc.	972	83
*	FARO Technologies Inc.	1,045	79
*	PAM Transportation Services Inc.	1,278	74
*	Ultralife Corp.	7,193	66
*	ExOne Co.	3,026	65
*	Ibex Ltd.	2,915	63
	Douglas Dynamics Inc.	1,331	58
*	NV5 Global Inc.	628	57
	Universal Logistics Holdings Inc.	1,834	46
	Allied Motion Technologies Inc.	976	35
	Pangaea Logistics Solutions Ltd.	8,064	33
*	Hayward Holdings Inc.	1,192	30
*	PFSweb Inc.	3,288	25
*	Agrify Corp.	2,720	25
*	Diversey Holdings Ltd.	1,295	22
*	TuSimple Holdings Inc. Class A	121	5
*	Flywire Corp.	43	1
*	ZipRecruiter Inc. Class A	56	1
			205,085
Other (0.0%)[5]
*	Vera Therapeutics Inc.	160	3
*,3	Media General Inc. CVR	35,434	1
*,3	NewStar Financial Inc. CVR	6,148	1
*,3	Aduro Biotech Inc.	724	—
*,3	Ferroglobe Unit	19,424	—
			5
Real Estate (8.6%)
	STAG Industrial Inc.	123,488	4,410
	Agree Realty Corp.	52,413	3,684
	Healthcare Realty Trust Inc.	117,830	3,575
	PotlatchDeltic Corp.	55,168	3,321
	Physicians Realty Trust	175,655	3,185
	Sabra Health Care REIT Inc.	172,927	3,021
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	58,623	2,885
	Lexington Realty Trust	230,243	2,850

		Shares	Market Value ($000)
*	Colony Capital Inc.	404,280	2,777
	Pebblebrook Hotel Trust	109,574	2,449
*	Sunstone Hotel Investors Inc.	180,989	2,273
	Essential Properties Realty Trust Inc.	87,516	2,240
	Retail Properties of America Inc. Class A	180,609	2,176
	RLJ Lodging Trust	138,214	2,124
	Innovative Industrial Properties Inc.	11,562	2,084
	Terreno Realty Corp.	32,740	2,083
	Kennedy-Wilson Holdings Inc.	101,633	2,016
	Macerich Co.	126,168	2,007
	Piedmont Office Realty Trust Inc. Class A	104,526	1,933
	SITE Centers Corp.	128,917	1,930
	Urban Edge Properties	97,724	1,891
*	Xenia Hotels & Resorts Inc.	95,399	1,852
	Retail Opportunity Investments Corp.	97,406	1,740
	Service Properties Trust	138,073	1,734
*	Realogy Holdings Corp.	96,510	1,709
	Columbia Property Trust Inc.	96,425	1,686
	Washington REIT	71,287	1,686
*	DiamondRock Hospitality Co.	168,150	1,628
	National Health Investors Inc.	24,668	1,626
	CareTrust REIT Inc.	69,326	1,614
	Newmark Group Inc. Class A	121,962	1,573
	Acadia Realty Trust	71,435	1,550
	American Assets Trust Inc.	42,382	1,549
	Global Net Lease Inc.	75,869	1,483
	Kite Realty Group Trust	69,923	1,482
	Independence Realty Trust Inc.	85,740	1,464
	Industrial Logistics Properties Trust	54,650	1,370
	Tanger Factory Outlet Centers Inc.	76,245	1,337
	Mack-Cali Realty Corp.	73,140	1,249
	Office Properties Income Trust	40,303	1,178
*	Alexander & Baldwin Inc.	60,707	1,166
*	Cushman & Wakefield plc	61,315	1,166
	Getty Realty Corp.	29,394	915
	RPT Realty	67,962	867
*	Summit Hotel Properties Inc.	87,080	837
	American Finance Trust Inc.	91,912	836
	NexPoint Residential Trust Inc.	15,664	812
	LTC Properties Inc.	20,386	799
*	CoreCivic Inc.	100,742	789
	Centerspace	10,960	780
	Diversified Healthcare Trust	199,744	725
*	Marcus & Millichap Inc.	17,806	700
	Colony Credit Real Estate Inc.	70,822	669
	St. Joe Co.	14,026	656
	Armada Hoffler Properties Inc.	48,461	643
	Broadstone Net Lease Inc.	25,922	566
	RE/MAX Holdings Inc. Class A	15,356	538
	Global Medical REIT Inc.	36,974	532
[1]	GEO Group Inc.	99,200	515
*	Chatham Lodging Trust	39,046	514
*	Seritage Growth Properties Class A	28,672	484
	Safehold Inc.	6,879	482
	Gladstone Commercial Corp.	22,203	481
	Urstadt Biddle Properties Inc. Class A	25,062	458
	New Senior Investment Group Inc.	68,973	457
	Franklin Street Properties Corp.	87,555	450

		Shares	Market Value ($000)
	CatchMark Timber Trust Inc. Class A	36,774	439
*	Ryman Hospitality Properties Inc.	5,731	429
	City Office REIT Inc.	36,107	417
*	Rafael Holdings Inc. Class B	8,040	416
	Ares Commercial Real Estate Corp.	25,825	392
	Preferred Apartment Communities Inc. Class A	39,567	388
	NETSTREIT Corp.	16,677	372
*	CorePoint Lodging Inc.	33,068	347
	One Liberty Properties Inc.	13,524	346
*	Forestar Group Inc.	14,136	325
*	FRP Holdings Inc.	5,502	315
*	Hersha Hospitality Trust Class A	28,667	308
	Whitestone REIT	33,539	278
	Farmland Partners Inc.	21,843	272
*	Tejon Ranch Co.	17,941	268
	EastGroup Properties Inc.	1,690	267
	CTO Realty Growth Inc.	5,028	266
	Retail Value Inc.	14,051	247
	Gladstone Land Corp.	9,387	217
	QTS Realty Trust Inc. Class A	3,028	192
	Monmouth Real Estate Investment Corp.	9,434	178
	BRT Apartments Corp.	9,022	162
	UMH Properties Inc.	7,136	151
*	Vidler Water Resouces Inc.	14,333	151
*	Stratus Properties Inc.	5,117	139
	Bluerock Residential Growth REIT Inc. Class A	11,710	114
	Alpine Income Property Trust Inc.	5,320	97
	Universal Health Realty Income Trust	1,314	91
*	Fathom Holdings Inc.	2,549	84
	CorEnergy Infrastructure Trust Inc.	10,939	67
	Indus Realty Trust Inc.	908	60
	Saul Centers Inc.	1,271	57
	RMR Group Inc. Class A	1,177	46
	Alexander's Inc.	116	31
*	Maui Land & Pineapple Co. Inc.	2,940	31
*	Transcontinental Realty Investors Inc.	1,047	30
*	Altisource Portfolio Solutions SA	3,417	23
	Clipper Realty Inc.	1,839	15
*	American Realty Investors Inc.	997	11
*,1	Alset EHome International Inc.	1,156	5
*	Avalon GloboCare Corp.	2,686	3
*	Compass Inc. Class A	132	2
			110,310
Technology (4.9%)
*	Cerence Inc.	32,004	3,045
*	3D Systems Corp.	101,774	2,993
*	Covetrus Inc.	97,832	2,714
	Vishay Intertechnology Inc.	111,885	2,693
*	Rogers Corp.	12,959	2,428
*	Sanmina Corp.	53,946	2,272
*	Diodes Inc.	29,814	2,256
*	Insight Enterprises Inc.	21,200	2,215
*	Allscripts Healthcare Solutions Inc.	125,265	2,178
*	Onto Innovation Inc.	30,084	2,159
*	Ambarella Inc.	19,947	2,002
*	Yelp Inc. Class A	49,369	1,980
*	Rambus Inc.	95,579	1,869
	Xperi Holding Corp.	81,843	1,753

		Shares	Market Value ($000)
*	NetScout Systems Inc.	59,400	1,746
	Amkor Technology Inc.	70,129	1,480
*	Verint Systems Inc.	30,127	1,389
*	TTM Technologies Inc.	84,094	1,274
*	Cohu Inc.	33,218	1,236
	Methode Electronics Inc.	25,524	1,235
*	Magnite Inc.	41,216	1,224
*	Unisys Corp.	47,025	1,209
*	Cloudera Inc.	88,417	1,137
*	MicroStrategy Inc. Class A	2,290	1,076
	CTS Corp.	26,812	1,026
*	Veeco Instruments Inc.	40,987	976
	Benchmark Electronics Inc.	30,715	951
*	Groupon Inc. Class A	19,577	925
*	Super Micro Computer Inc.	25,927	901
*	MaxLinear Inc.	23,217	883
*	Cognyte Software Ltd.	30,166	776
	Pitney Bowes Inc.	89,850	753
*	Photronics Inc.	52,358	709
*	II-VI Inc.	10,282	693
*	ScanSource Inc.	21,313	651
*	Alpha & Omega Semiconductor Ltd.	17,780	573
*	LiveRamp Holdings Inc.	10,583	532
*	TrueCar Inc.	86,593	512
*	Diebold Nixdorf Inc.	35,507	481
*	Kimball Electronics Inc.	20,258	453
*	Plexus Corp.	4,420	437
	PC Connection Inc.	8,694	424
*	AXT Inc.	33,289	339
	Ebix Inc.	10,250	281
*	GTY Technologies Holdings Inc.	39,079	234
*	Quantum Corp.	28,845	217
*	Parsons Corp.	5,285	209
*	comScore Inc.	50,987	204
*	Daktronics Inc.	30,003	203
*	Synaptics Inc.	1,576	199
*	Mediaalpha Inc. Class A	4,409	187
*	ePlus Inc.	1,815	172
*	NeoPhotonics Corp.	13,171	134
*	VirnetX Holding Corp.	27,051	124
*	eGain Corp.	11,633	117
*	Asure Software Inc.	13,158	111
*	Rackspace Technology Inc.	5,081	103
*	Synchronoss Technologies Inc.	34,890	101
*	Intevac Inc.	14,196	99
*	GAN Ltd.	5,698	99
*	Axcelis Technologies Inc.	2,274	94
*	SecureWorks Corp. Class A	6,590	93
*	GSI Technology Inc.	13,033	81
*	Telos Corp.	2,351	77
*	ON24 Inc.	2,313	74
*	Viant Technology Inc. Class A	2,050	60
	Hackett Group Inc.	2,563	46
*	Park City Group Inc.	7,516	45
*	Sumo Logic Inc.	2,285	43
*	PDF Solutions Inc.	1,706	30
*	SMART Global Holdings Inc.	638	30
*,1	SeaChange International Inc.	23,737	28

		Shares	Market Value ($000)
*	Immersion Corp.	3,144	27
*	DSP Group Inc.	1,673	26
	NVE Corp.	350	24
*	Digimarc Corp.	663	23
*	Pixelworks Inc.	3,969	14
	McAfee Corp.Class A	318	8
*	DigitalOcean Holdings Inc.	133	6
	Bentley Systems Inc. Class B	91	5
*	Datto Holding Corp.	190	5
*	SkyWater Technology Inc.	114	3
*	SEMrush Holdings Inc. Class A	127	2
*	Olo Inc. Class A	50	2
*	DoubleVerify Holdings Inc.	68	2
*	KnowBe4 Inc. Class A	130	2
			62,202
Telecommunications (1.3%)
*	Liberty Latin America Ltd. Class C	130,468	1,876
	InterDigital Inc.	17,766	1,435
*	Iridium Communications Inc.	35,802	1,368
*	Vonage Holdings Corp.	86,435	1,191
*	NETGEAR Inc.	25,219	981
	ADTRAN Inc.	40,245	797
*	Infinera Corp.	68,982	662
*	Plantronics Inc.	19,610	643
*	ORBCOMM Inc.	54,105	606
*	Harmonic Inc.	80,773	563
*	Liberty Latin America Ltd. Class A	39,003	557
	Comtech Telecommunications Corp.	20,676	523
*	Consolidated Communications Holdings Inc.	55,422	519
*	Digi International Inc.	24,676	468
*	Cincinnati Bell Inc.	28,392	437
*	Ribbon Communications Inc.	57,353	427
	ATN International Inc.	8,935	422
*	WideOpenWest Inc.	22,058	368
	Loral Space & Communications Inc.	8,505	322
*	DZS Inc.	12,564	208
*	KVH Industries Inc.	13,949	199
*	Powerfleet Inc.	26,825	181
	Spok Holdings Inc.	15,157	177
*	Hemisphere Media Group Inc. Class A	14,054	174
*	IDT Corp. Class B	5,954	172
*	Applied Optoelectronics Inc.	18,331	151
*	Alaska Communications Systems Group Inc.	44,896	149
	Bel Fuse Inc. Class B	8,694	143
*	CalAmp Corp.	10,041	139
*	PCTEL Inc.	15,973	105
*	Gogo Inc.	2,305	31
			15,994
Utilities (3.9%)
[1]	Brookfield Renewable Corp. Class A	99,107	4,234
	Portland General Electric Co.	75,754	3,632
	PNM Resources Inc.	72,020	3,538
	Black Hills Corp.	52,950	3,484
	New Jersey Resources Corp.	80,257	3,429
	Spire Inc.	42,272	3,029
	ALLETE Inc.	43,861	3,022
	ONE Gas Inc.	39,114	2,907

		Shares	Market Value ($000)
*	Southwest Gas Holdings Inc.	44,009	2,905
	NorthWestern Corp.	42,737	2,707
	Avista Corp.	57,879	2,624
	MGE Energy Inc.	22,468	1,685
*	Harsco Corp.	65,834	1,476
	Clearway Energy Inc. Class C	54,158	1,453
	Northwest Natural Holding Co.	22,944	1,213
*	Sunnova Energy International Inc.	41,395	1,209
*	U.S. Ecology Inc.	26,570	1,053
	Brookfield Infrastructure Corp. Class A	13,525	968
	South Jersey Industries Inc.	35,141	937
	Covanta Holding Corp.	60,475	896
	Unitil Corp.	12,421	681
	SJW Group	10,466	674
	Clearway Energy Inc. Class A	24,743	622
*	Heritage-Crystal Clean Inc.	13,180	406
*	Casella Waste Systems Inc. Class A	5,495	370
	Artesian Resources Corp. Class A	6,505	268
	California Water Service Group	3,193	181
	Consolidated Water Co. Ltd.	12,550	154
	Chesapeake Utilities Corp.	879	101
*	Advanced Emissions Solutions Inc.	12,558	100
*	Cadiz Inc.	6,949	96
	RGC Resources Inc.	3,149	72
	Global Water Resources Inc.	665	11
			50,137
Total Common Stocks (Cost $988,218)			1,274,138
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[6,7]	Vanguard Market Liquidity Fund, 0.055% (Cost $16,603)	166,039	16,604
Total Investments (101.1%) (Cost $1,004,821)			1,290,742
Other Assets and Liabilities—Net (-1.1%)			(13,757)
Net Assets (100%)			1,276,985
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,218,000.
2	Restricted securities totaling $25,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $2,493,000, representing 0.2% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $14,097,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	27	3,063	30
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,274,110	25	3	1,274,138
Temporary Cash Investments	16,604	—	—	16,604
Total	1,290,714	25	3	1,290,742
Derivative Financial Instruments
Assets
Futures Contracts[1]	30	—	—	30
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.